INCOME TAXES:	12 Months Ended
Dec. 31, 2012
INCOME TAXES:
INCOME TAXES:

NOTE 4—INCOME TAXES:

The domestic and foreign components of pretax income are as follows:

	2012	2011	2010
Domestic	$64,173	$56,651	$59,308
Foreign	9,991	4,261	13,760
	$74,164	$60,912	$73,068

The provision for income taxes is comprised of the following:

	2012	2011	2010
Current:
Federal	$24,312	$15,568	$10,251
Foreign	231	559	806
State	1,914	863	1,455
	26,457	16,990	12,512
Deferred:
Federal	(6,857)	(1,230)	5,622
Foreign	1,710	1,221	2,518
State	850	(7)	(647)
	(4,297)	(16)	7,493
	$22,160	$16,974	$20,005

Significant components of the Company’s net deferred tax liability at year end were as follows:

	December 31,
	2012	2011
Deferred tax assets:
Accrued customer promotions	$3,971	$1,920
Deferred compensation	19,485	15,593
Postretirement benefits	8,127	9,139
Other accrued expenses	7,749	6,102
Foreign subsidiary tax loss carry forward	13,791	16,406
Tax credit carry forward	1,066	1,086
Realized capital losses	1,366	1,349
Unrealized capital loss	5,848	6,401
	61,403	57,996
Valuation allowance	(2,040)	(2,190)
Total deferred tax assets	$59,363	$55,806
Deferred tax liabilities:
Depreciation	$33,858	$35,103
Deductible goodwill and trademarks	42,450	38,635
Accrued export company commissions	5,117	4,649
Employee benefit plans	876	2,248
Inventory reserves	256	1,733
Prepaid insurance	697	289
Accounts receivable	—	733
Deferred gain on sale of real estate	8,169	7,644
Total deferred tax liabilities	$91,423	$91,034
Net deferred tax liability	$32,060	$35,228

At December 31, 2012, the Company has provided a valuation allowance relating to $1,366 of capital loss carry forwards which begin to expire in 2013.

At December 31, 2012, the Company has recognized $674 of benefits related to foreign subsidiary tax credit carry forwards. The carry forward credits expire in 2017. A valuation allowance has been established for the carry forward losses to reduce the future income tax benefits to amounts expected to be realized. The Company has also recognized $392 of benefits related to state tax credit carry forwards.

At December 31, 2012, the tax benefits of foreign subsidiary tax loss carry forwards expiring by year are as follows: $415 in 2015, $374 in 2026, $654 in 2027, $6,724 in 2028, $4,785 in 2029 and $839 in 2031.

The effective income tax rate differs from the statutory rate as follows:

	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.1	1.2	1.1
Exempt municipal bond interest	(0.5)	(0.5)	(0.4)
Foreign tax rates	(1.6)	(0.4)	(2.0)
Qualified domestic production activities deduction	(3.1)	(2.5)	(2.6)
Tax credits receivable	(0.9)	(0.4)	(0.2)
Adjustment of deferred tax balances	(0.5)	(1.7)	—
Reserve for uncertain tax benefits	(0.3)	(0.6)	(2.3)
Other, net	0.7	(2.2)	(1.2)
Effective income tax rate	29.9%	27.9%	27.4%

The Company has not provided for U.S. federal or foreign withholding taxes on $8,868 and $6,410 of foreign subsidiaries’ undistributed earnings as of December 31, 2012 and December 31, 2011, respectively, because such earnings are considered to be permanently reinvested. It is not practicable to determine the amount of income taxes that would be payable upon remittance of the undistributed earnings.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes on the Consolidated Statements of Earnings , Comprehensive Earnings and Retained Earnings.

At December 31, 2012 and 2011, the Company had unrecognized tax benefits of $6,677 and $6,804, respectively. Included in this balance is $4,306 and $4,199, respectively, of unrecognized tax benefits that, if recognized, would favorably affect the annual effective income tax rate. As of December 31, 2012 and 2011, $1,189 and $1,541, respectively, of interest and penalties were included in the liability for uncertain tax positions.

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	2012	2011	2010
Unrecognized tax benefits at January 1	$6,804	$8,138	$14,370
Increases in tax positions for the current year	727	320	632
Reductions in tax positions for lapse of statute of limitations	(854)	(668)	(1,122)
Reductions in tax positions for withdrawal of positions previously taken	—	—	(5,256)
Reductions in tax positions for effective settlements	—	(986)	(486)
Unrecognized tax benefits at December 31	$6,677	$6,804	$8,138

The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. The Company remains subject to examination by U.S. federal and state and foreign tax authorities for the years 2009 through 2011. With few exceptions, the Company is no longer subject to examinations by tax authorities for the year 2008 and prior.

The Company is currently subject to a U.S. federal examination for tax years 2009 and 2010. The field work has not yet concluded and the Company is unable to determine the outcome at this time. The Company’s Canadian subsidiary is currently subject to examination by the Canada Revenue Agency for tax years 2005 and 2006. The Company is unable to determine the outcome of the examination at this time. In addition, the Company is currently subject to various state tax examinations. Although the Company is unable to determine the ultimate outcome of the ongoing examinations, the Company believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.